GOODWILL (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	$ 489
Balance at end of year	516	$ 489
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	489	528
Foreign currency translation and other	27	(39)
Balance at end of year	$ 516	$ 489